Derivative Warrants Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Warrants Liabilities [Abstract]
Schedule of reconciliation of the fair value of derivative warrants liabilities
	Year ended December 31,
	2022	2021
Opening balance	$50	$-
Recognition of fair value of 2021 Warrant issued upon substantial modification of terms (see Note 6A1)	-	50
Recognition of fair value of Warrant Share issued at Effective Date (see Note 6C)	88	-
Closing balance	$138	$50